TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

13.TAXATION

	2022	2021	2020
Current tax:	£’000	£’000	£’000

Current tax on(loss)/ profit for the year	(9,485)	7,679	—
Adjustments in respect of prior periods	—	—	—
Total current tax	(9,485)	7,679	—

	2022	2021	2020
Deferred tax:	£’000	£’000	£’000

Origination and reversal of temporary differences	—	827	—
Total deferred tax liability	—	827	—
Total tax (credit)/charge	(9,485)	8,506	—

No deferred tax has been recognised on the losses brought forward and carried forward on the UK, Canada and US losses given the uncertainty on the generation of future profits.

Income tax expense

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	2022	2021	2020
	£’000	£’000	£’000
Profit (loss) before taxation	(194,592)	39,271	1,442
Expected tax charge (recovery) based on a weighted average of 25% (2021 - 25% 2020 - 24%) (UK, US and Canada)	(48,648)	9,746	346

Effect of expenses not deductible in determining taxable profit	26,406	1,779	3
Capital allowances in excess of depreciation	6,848	(3,770)	(101)
Other tax adjustments	205	(137)	(703)
Other timing differences	—	(385)	—
Origination and reversal of temporary differences	(827)	827	—
Unutilised tax losses carried forward	6,531	445	455
Taxation charge in the financial statements	(9,485)	8,506	—

The group has tax losses available to be carried forward and used against trading profits arising in future periods of approximately £72,000,000 (2021 - £10,476,000).

The weighted average applicable tax rate was 25% (2021: 25%).

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	2022	2021
Deferred tax liabilities	£’000	£’000

Digital assets	—	286
Gain on fair value of property acquired (see note 17)	—	442
Share of other comprehensive income of associates	—	99
Property, plant and equipment	—	—
Total deferred tax	—	827
Current portion	—	286
Non-current	—	541

A tax authority may disagree with tax positions that we have taken, which could result in increased tax liabilities. For example, Her Majesty’s Revenue & Customs (“HMRC”), the IRS or another tax authority could challenge our allocation of income by tax jurisdiction and the amounts paid between our affiliated companies pursuant to our intercompany arrangements and transfer pricing policies, including amounts paid with respect to our intellectual property development. Similarly, a tax authority could assert that we are subject to tax in a jurisdiction where we believe we have not established a taxable connection and such an assertion, if successful, could increase our expected tax liability in one or more jurisdictions.